SCHEDULE OF OTHER INCOME, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Gain (loss) on disposal of property, plant and equipment	$ 62,692	$ 93	$ (18,873)
Gain on lease modification			703
Others	5,100	(10,009)	37,720
Total	$ 67,792	$ (9,916)	$ 19,550